Per share amounts	12 Months Ended
Dec. 31, 2025
Per share amounts
Per share amounts

18. Per share amounts

Basic and diluted net loss per share have been determined based on the following:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Net loss	(653,601)	(46,739)

Basic weighted average shares outstanding (‘000s)	153,863	158,068
Diluted weighted average shares outstanding ('000s)	153,863	158,068

Basic loss per share	(4.25)	(0.30)
Diluted loss per share	(4.25)	(0.30)